REVENUE	6 Months Ended
Jun. 30, 2026
Revenue
REVENUE

18. REVENUE

The Company’s disaggregated revenues are represented by two categories which are type of customers and by geographic areas. The Company attributed revenues to geographic areas based on customers’ place of registration.

Type of Customers

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Third-party sales	15,153,800	24,389,206
Related-party sales	9,549,460	9,355,383
Total	24,703,260	33,744,589

By Geographic Areas

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
China	14,408,350	15,438,246
Taiwan, China	7,307,742	8,945,774
America	422,339	5,179,995
Singapore	2,138,880	3,662,277
Others	425,949	518,297
Total	24,703,260	33,744,589